Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Bad debt expense	$ 0	$ 0
Allowance for doubtful accounts	$ 0	$ 0
Revenue recognition and revenue shares, Description	Legal settlement in an amount equal to the greater of 10% of financial messaging distribution revenues generated through the network, or $0.37 per financial message distributed.
Number of common shares potentially issuable upon the exercise of certain options and warrants	163,067
Patents [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets amortized over their estimated useful lives	17 years
Computer Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Software and Websites [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets amortized over their estimated useful lives	3 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, estimated useful lives	3 years
Maximum [Member] | Software and Websites [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets amortized over their estimated useful lives	4 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, estimated useful lives	5 years